Property and Equipment (Details) - VASO CORPORATION [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment (Details) [Line Items]
Finance leases	$ 858,000	$ 833,000
Depreciation expense	$ 1,372,000	$ 1,868,000